Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000108407
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class A
Trading Symbol	CPEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.38%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 140,901,776
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,060,627
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$140,901,776
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,060,627
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.7%
Money Market Funds	5.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.7%
Consumer Staples	2.4%
Materials	3.9%
Collateral for Securities Loaned	4.9%
Consumer Discretionary	5.0%
Communications	5.7%
Energy	5.9%
Health Care	7.9%
Financials	9.0%
Industrials	24.4%
Technology	35.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Corning, Inc.	9.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9.2%
Flex Ltd.	8.4%
Amphenol Corporation, A	6.4%
Alphabet, Inc., Class A	5.7%
Mount Vernon Liquid Assets Portfolio	4.9%
Micron Technology, Inc.	4.7%
Sterling Infrastructure, Inc.	4.3%
HSBC Holdings plc - ADR	3.2%
Cardinal Health, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000108408
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class C
Trading Symbol	CPECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$255	2.13%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.13%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 140,901,776
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,060,627
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$140,901,776
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,060,627
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.7%
Money Market Funds	5.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.7%
Consumer Staples	2.4%
Materials	3.9%
Collateral for Securities Loaned	4.9%
Consumer Discretionary	5.0%
Communications	5.7%
Energy	5.9%
Health Care	7.9%
Financials	9.0%
Industrials	24.4%
Technology	35.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Corning, Inc.	9.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9.2%
Flex Ltd.	8.4%
Amphenol Corporation, A	6.4%
Alphabet, Inc., Class A	5.7%
Mount Vernon Liquid Assets Portfolio	4.9%
Micron Technology, Inc.	4.7%
Sterling Infrastructure, Inc.	4.3%
HSBC Holdings plc - ADR	3.2%
Cardinal Health, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142551
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class I
Trading Symbol	CPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.13%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 140,901,776
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,060,627
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$140,901,776
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,060,627
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.7%
Money Market Funds	5.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.7%
Consumer Staples	2.4%
Materials	3.9%
Collateral for Securities Loaned	4.9%
Consumer Discretionary	5.0%
Communications	5.7%
Energy	5.9%
Health Care	7.9%
Financials	9.0%
Industrials	24.4%
Technology	35.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Corning, Inc.	9.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9.2%
Flex Ltd.	8.4%
Amphenol Corporation, A	6.4%
Alphabet, Inc., Class A	5.7%
Mount Vernon Liquid Assets Portfolio	4.9%
Micron Technology, Inc.	4.7%
Sterling Infrastructure, Inc.	4.3%
HSBC Holdings plc - ADR	3.2%
Cardinal Health, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142728
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	MLXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$181	1.68%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 388,968,890
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 4,589,268
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$388,968,890
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,589,268
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextDecade Corporation	10.1%
Targa Resources Corporation	9.6%
Energy Transfer, L.P.	9.5%
Cheniere Energy, Inc.	8.3%
Venture Global, Inc., Class A	8.2%
MPLX, L.P.	4.7%
Kinetik Holdings, Inc.	4.6%
Western Midstream Partners, L.P.	4.6%
Plains GP Holdings, L.P., Class A	4.5%
Williams Companies, Inc. (The)	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142729
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	MLXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261	2.43%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.43%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 388,968,890
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 4,589,268
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$388,968,890
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,589,268
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextDecade Corporation	10.1%
Targa Resources Corporation	9.6%
Energy Transfer, L.P.	9.5%
Cheniere Energy, Inc.	8.3%
Venture Global, Inc., Class A	8.2%
MPLX, L.P.	4.7%
Kinetik Holdings, Inc.	4.6%
Western Midstream Partners, L.P.	4.6%
Plains GP Holdings, L.P., Class A	4.5%
Williams Companies, Inc. (The)	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142730
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class I
Trading Symbol	MLXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$154	1.43%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 388,968,890
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 4,589,268
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$388,968,890
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,589,268
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextDecade Corporation	10.1%
Targa Resources Corporation	9.6%
Energy Transfer, L.P.	9.5%
Cheniere Energy, Inc.	8.3%
Venture Global, Inc., Class A	8.2%
MPLX, L.P.	4.7%
Kinetik Holdings, Inc.	4.6%
Western Midstream Partners, L.P.	4.6%
Plains GP Holdings, L.P., Class A	4.5%
Williams Companies, Inc. (The)	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000102754
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class A
Trading Symbol	INSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.53%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,161,206
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 49,622
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$22,161,206
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$49,622
Portfolio Turnover	171%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.3%
Money Market Funds	1.3%
Utilities	1.4%
Materials	3.2%
Energy	4.7%
Consumer Discretionary	5.2%
Industrials	11.4%
Financials	11.4%
Health Care	16.4%
Communications	16.9%
Collateral for Securities Loaned	19.5%
Technology	25.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.5%
Space Exploration Technologies Corporation, CLASS A	10.5%
Micron Technology, Inc.	10.2%
Marathon Petroleum Corporation	4.6%
Natera, Inc.	4.4%
Comfort Systems USA, Inc.	4.4%
TransMedics Group, Inc.	3.9%
Meta Platforms, Inc., Class A	3.9%
Fortinet, Inc.	3.5%
Amazon.com, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000102755
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class C
Trading Symbol	INSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.28%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.28%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,161,206
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 49,622
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$22,161,206
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$49,622
Portfolio Turnover	171%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.3%
Money Market Funds	1.3%
Utilities	1.4%
Materials	3.2%
Energy	4.7%
Consumer Discretionary	5.2%
Industrials	11.4%
Financials	11.4%
Health Care	16.4%
Communications	16.9%
Collateral for Securities Loaned	19.5%
Technology	25.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.5%
Space Exploration Technologies Corporation, CLASS A	10.5%
Micron Technology, Inc.	10.2%
Marathon Petroleum Corporation	4.6%
Natera, Inc.	4.4%
Comfort Systems USA, Inc.	4.4%
TransMedics Group, Inc.	3.9%
Meta Platforms, Inc., Class A	3.9%
Fortinet, Inc.	3.5%
Amazon.com, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142548
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class I
Trading Symbol	INSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.28%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,161,206
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 49,622
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$22,161,206
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$49,622
Portfolio Turnover	171%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.3%
Money Market Funds	1.3%
Utilities	1.4%
Materials	3.2%
Energy	4.7%
Consumer Discretionary	5.2%
Industrials	11.4%
Financials	11.4%
Health Care	16.4%
Communications	16.9%
Collateral for Securities Loaned	19.5%
Technology	25.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.5%
Space Exploration Technologies Corporation, CLASS A	10.5%
Micron Technology, Inc.	10.2%
Marathon Petroleum Corporation	4.6%
Natera, Inc.	4.4%
Comfort Systems USA, Inc.	4.4%
TransMedics Group, Inc.	3.9%
Meta Platforms, Inc., Class A	3.9%
Fortinet, Inc.	3.5%
Amazon.com, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000111981
Shareholder Report [Line Items]
Fund Name	Catalyst Tactical Allocation Fund
Class Name	Class A
Trading Symbol	CLTAX
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$172	1.54%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,336,332
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 54,964
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,336,332
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$54,964
Portfolio Turnover	37%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.0%
Financials	5.9%
Consumer Staples	6.8%
Health Care	7.0%
Communications	9.2%
Consumer Discretionary	10.7%
Industrials	22.7%
Technology	36.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	9.4%
Vertiv Holdings Company, Class A	7.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	5.1%
Marriott International Inc, Class A	5.0%
Bank of New York Mellon Corporation (The)	4.9%
Cadence Design Systems, Inc.	4.7%
NVIDIA Corporation	4.6%
Howmet Aerospace, Inc.	4.5%
Waste Management, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026 at www.catalystmf.com or upon request by calling 1-866-447-4228. Effective January 29, 2026, the Fund’s name changed to “Catalyst Tactical Allocation Fund.” Also, effective January 29, 2026, Lyons Wealth Management, LLC no longer serves as the sub-advisor of the Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC, and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

C000111982
Shareholder Report [Line Items]
Fund Name	Catalyst Tactical Allocation Fund
Class Name	Class C
Trading Symbol	CLTCX
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$254	2.29%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,336,332
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 54,964
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,336,332
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$54,964
Portfolio Turnover	37%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.0%
Financials	5.9%
Consumer Staples	6.8%
Health Care	7.0%
Communications	9.2%
Consumer Discretionary	10.7%
Industrials	22.7%
Technology	36.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	9.4%
Vertiv Holdings Company, Class A	7.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	5.1%
Marriott International Inc, Class A	5.0%
Bank of New York Mellon Corporation (The)	4.9%
Cadence Design Systems, Inc.	4.7%
NVIDIA Corporation	4.6%
Howmet Aerospace, Inc.	4.5%
Waste Management, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026 at www.catalystmf.com or upon request by calling 1-866-447-4228. Effective January 29, 2026, the Fund’s name changed to “Catalyst Tactical Allocation Fund.” Also, effective January 29, 2026, Lyons Wealth Management, LLC no longer serves as the sub-advisor of the Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC, and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

C000142553
Shareholder Report [Line Items]
Fund Name	Catalyst Tactical Allocation Fund
Class Name	Class I
Trading Symbol	CLTIX
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.29%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,336,332
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 54,964
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,336,332
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$54,964
Portfolio Turnover	37%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.0%
Financials	5.9%
Consumer Staples	6.8%
Health Care	7.0%
Communications	9.2%
Consumer Discretionary	10.7%
Industrials	22.7%
Technology	36.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	9.4%
Vertiv Holdings Company, Class A	7.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	5.1%
Marriott International Inc, Class A	5.0%
Bank of New York Mellon Corporation (The)	4.9%
Cadence Design Systems, Inc.	4.7%
NVIDIA Corporation	4.6%
Howmet Aerospace, Inc.	4.5%
Waste Management, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026 at www.catalystmf.com or upon request by calling 1-866-447-4228. Effective January 29, 2026, the Fund’s name changed to “Catalyst Tactical Allocation Fund.” Also, effective January 29, 2026, Lyons Wealth Management, LLC no longer serves as the sub-advisor of the Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC, and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

C000102760
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class A
Trading Symbol	CAXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.22%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 95,422,031
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 568,977
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$95,422,031
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$568,977
Portfolio Turnover	30%

Holdings [Text Block]

Fund Statistics

Table Summary
Value	Value
Common Stocks	88.2%
Exchange-Traded Funds	5.5%
Money Market Funds	3.7%
Preferred Stocks	2.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	1.5%
Energy	3.4%
Money Market Funds	3.7%
Commodity	4.0%
Consumer Discretionary	4.2%
Utilities	4.3%
Financials	5.5%
Industrials	5.9%
Materials	6.0%
Health Care	12.0%
Communications	12.2%
Technology	18.7%
Consumer Staples	18.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Applied Materials, Inc.	6.0%
SPDR Gold MiniShares Trust	4.0%
First American Treasury Obligations Fund, Class X	3.7%
Nestle S.A. - ADR	3.6%
Chevron Corporation	3.4%
Sanofi - ADR	3.2%
Alphabet, Inc., C	3.0%
Tetra Tech, Inc.	2.9%
Takeda Pharmaceutical Company Ltd. - ADR	2.8%
Micron Technology, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000102761
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class C
Trading Symbol	CAXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.97%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 95,422,031
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 568,977
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$95,422,031
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$568,977
Portfolio Turnover	30%

Holdings [Text Block]

Fund Statistics

Table Summary
Value	Value
Common Stocks	88.2%
Exchange-Traded Funds	5.5%
Money Market Funds	3.7%
Preferred Stocks	2.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	1.5%
Energy	3.4%
Money Market Funds	3.7%
Commodity	4.0%
Consumer Discretionary	4.2%
Utilities	4.3%
Financials	5.5%
Industrials	5.9%
Materials	6.0%
Health Care	12.0%
Communications	12.2%
Technology	18.7%
Consumer Staples	18.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Applied Materials, Inc.	6.0%
SPDR Gold MiniShares Trust	4.0%
First American Treasury Obligations Fund, Class X	3.7%
Nestle S.A. - ADR	3.6%
Chevron Corporation	3.4%
Sanofi - ADR	3.2%
Alphabet, Inc., C	3.0%
Tetra Tech, Inc.	2.9%
Takeda Pharmaceutical Company Ltd. - ADR	2.8%
Micron Technology, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000142550
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class I
Trading Symbol	CAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 95,422,031
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 568,977
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$95,422,031
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$568,977
Portfolio Turnover	30%

Holdings [Text Block]

Fund Statistics

Table Summary
Value	Value
Common Stocks	88.2%
Exchange-Traded Funds	5.5%
Money Market Funds	3.7%
Preferred Stocks	2.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	1.5%
Energy	3.4%
Money Market Funds	3.7%
Commodity	4.0%
Consumer Discretionary	4.2%
Utilities	4.3%
Financials	5.5%
Industrials	5.9%
Materials	6.0%
Health Care	12.0%
Communications	12.2%
Technology	18.7%
Consumer Staples	18.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Applied Materials, Inc.	6.0%
SPDR Gold MiniShares Trust	4.0%
First American Treasury Obligations Fund, Class X	3.7%
Nestle S.A. - ADR	3.6%
Chevron Corporation	3.4%
Sanofi - ADR	3.2%
Alphabet, Inc., C	3.0%
Tetra Tech, Inc.	2.9%
Takeda Pharmaceutical Company Ltd. - ADR	2.8%
Micron Technology, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.